<SEQUENCE>1
<FILENAME>13FQ1-2009.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  April 15, 2009

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 81

Form 13-F Information Table Value Toatl: $224,929 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Altria Group Inc   COM 02209S103   679    42400 SH SOLE   42400
America Movil SA   COM 02364W105  1134    41871 SH SOLE   39671  2200
American Public EduCOM 02913V103   731    17375 SH SOLE   17375
Amgen              COM 031162100  4769    96300 SH SOLE   89900  6400
Apache Corp        COM 037411105  1679    26190 SH SOLE   23790  2400
Apple Computer Inc.COM 037833100  5014    47695 SH SOLE   47045   650
Archer Daniels MidlCOM 039483102   232     8350 SH SOLE    8350
Arena Resources IncCOM 040049108   441    17310 SH SOLE   17310
Aspen Insurance HolCOM G05384105  1705    75900 SH SOLE   75900
Atlas America Inc. COM 049167109   131    14995 SH SOLE   14995
Atlas Energy ResourCOM 049303100   712    67510 SH SOLE   56210 11300
BlackBoard Inc.    COM 919355024   487    15350 SH SOLE   15350
CVS Corp           COM 126650100   985    35830 SH SOLE   35830
Carrizo Oil & Gas  COM 144577103  1878   211475 SH SOLE  194725 16750
Cbeyond, Inc.      COM 149847105   708    37600 SH SOLE   37600
Cognizant TechnologCOM 192446102  4546   218650 SH SOLE  206050 12600
Comcast Cl A       COM 200300101   423    31000 SH SOLE   31000
Companhia Vale Do RCOM 204412209   253    19035 SH SOLE   19035
Continental ResourcCOM 212015101  1245    58700 SH SOLE   56000  2700
Coventry Health CarCOM 222862104   129    10000 SH SOLE   10000
Denbury Resources ICOM 247916208   223    15000 SH SOLE   15000
Devon Energy Corp  COM 25179M103  7755   173529 SH SOLE  158029 15500
Diamond Offshore   COM 25271C102   660    10500 SH SOLE   10500
Dun & Bradstreet InCOM 26483E100  8723   113290 SH SOLE  108890  4400
Ensco Intl Inc.    COM 26874Q100   591    22400 SH SOLE   22400
Everest Re Group InCOM G3223R108   786    11100 SH SOLE   11100
Evergreen Energy InCOM 30024B104  2266  1627900 SH SOLE 1558900 69000
Express Scripts IncCOM 302182100  6023   130450 SH SOLE  124850  5600
Exxon Mobil CorporaCOM 30231G102  4071    59783 SH SOLE   55819  3964
FTI Consulting Inc COM 302941109   699    14130 SH SOLE   12830  1300
FiberTower CorporatCOM 31567R100    13    67000 SH SOLE   67000
Flextronics InternaCOM Y2573F102   692   239300 SH SOLE  239300
Focus Media        COM 34415V108   510    75000 SH SOLE   75000
Gilead Sciences IncCOM 375558103  1830    39500 SH SOLE   35900  3600
Goodyear Tire      COM 382550101   413    66000 SH SOLE   66000
Google Inc         COM 38259P508 10416    29926 SH SOLE   27371  2555
HMS Holdings Corp  COM 40425j101   462    14045 SH SOLE   14045
Heritage-Crystal ClCOM 42726m106    90    12000 SH SOLE   12000
I-Flow Corp        COM 449520303    91    25000 SH SOLE   25000
ICAD Inc           COM 44934S107   156   171633 SH SOLE  171633
ICON plc           COM 45103T107   619    38314 SH SOLE   35714  2600
InfuSystems HoldingCOM 45685k102   423   170633 SH SOLE  153633 17000
Intl. Business MachCOM 459200101 11533   119035 SH SOLE  109535  9500
Johnson & Johnson  COM 478160104   378     7194 SH SOLE    7194
Kendle InternationaCOM 48880l107   442    21100 SH SOLE   21100
Kimberly Clark CorpCOM 494368103   766    16616 SH SOLE   13496  3120
Kroger Co.         COM 501044101   912    43000 SH SOLE   43000
Linn Energy, LLC   COM 536020100  3811   255800 SH SOLE  239800 16000
Medco Health SolutiCOM 58405U102  7932   191865 SH SOLE  184665  7200
Microsoft Corp     COM 594918104 12529   682061 SH SOLE  642143 39918
Millicom InternatioCOM L6388F110 33575   906443 SH SOLE  878123 28320
Mobile Telesystems COM 607409109  3200   106950 SH SOLE   98450  8500
Moodys Corp        COM 615369105  2939   128250 SH SOLE  119350  8900
NII Holdings Inc   COM 62913F201   969    64585 SH SOLE   64585
Newmont Mining     COM 651639106  1072    23950 SH SOLE   23950
Nice Systems Ltd.  COM 653656108   643    25870 SH SOLE   25870
Noble Energy Inc   COM 655044105  8204   152273 SH SOLE  144721  7552
Occidental PetroleuCOM 674599105  1781    32000 SH SOLE   32000
PSS World Medical ICOM 69366A100   330    22975 SH SOLE   22975
Petroleo Brasilero COM 71654v408   408    13400 SH SOLE   13400
Pfizer Inc.        COM 717081103   275    20203 SH SOLE    6875 13328
Phase Forward Inc. COM 71721r406   212    16550 SH SOLE   16550
Philip Morris InterCOM 718172109  1498    42100 SH SOLE   42100
Potash Corp        COM 73755L107  7734    95710 SH SOLE   91310  4400
Proctor & Gamble CoCOM 742718109   599    12728 SH SOLE   10584  2144
Quality Systems IncCOM 747582104   408     9025 SH SOLE    9025
Range Resources CorCOM 75281a109 10381   252205 SH SOLE  238405 13800
Rex Energy CorporatCOM 761565100    98    34310 SH SOLE   34310
SXC Health SolutionCOM 78505P100   254    11795 SH SOLE   11795
Safestitch Medical COM 78645y102    37    36780 SH SOLE   36780
Schlumberger Ltd   COM 806857108   498    12250 SH SOLE   12250
Southwestern EnergyCOM 845467109 16706   562695 SH SOLE  535495 27200
Symantec Corp      COM 871503108   666    44600 SH SOLE   44600
The Mosaic Company COM 61945a107  5327   126905 SH SOLE  120805  6100
Transocean Inc     COM G90078109  1389    23605 SH SOLE   23605
URS Corporation    COM 903236107  1258    31130 SH SOLE   30030  1100
United TechnologiesCOM 913017109   698    16250 SH SOLE   16250
Vimpel CommunicatioCOM 68370R109   298    45500 SH SOLE   22000 23500
WR Berkley Corp    COM 084423102   810    35900 SH SOLE   35900
XTO Energy         COM 98385X106  8953   292392 SH SOLE  281727 10665
Infusystems Warrant    45685k110     9    75000 SH SOLE   75000
               </SEC-DOCUMENT>